Contingent Liabilities	12 Months Ended
Dec. 31, 2024
Contingent Liabilities [Abstract]
Contingent Liabilities	25 Contingent Liabilities
From time to time, the Group’s subsidiaries are engaged in litigation in relation to a variety of matters. In addition, the Group is required to provide information to regulators and other government agencies as part of informal and formal enquiries or market reviews.
The Group's reputation may also be damaged by any involvement or the involvement of any of its employees or former employees in any regulatory investigation and by any allegations or findings, even where the associated fine or penalty is not material.
As outlined above, in respect of legal matters or disputes for which a provision has not been made, notwithstanding the uncertainties that are inherent in the outcome of such matters, there are no individual matters which are considered to pose a significant risk of material adverse financial impact on the Group's results or net assets.